Stock Based Compensation Plan- Schedule of Weighted Average Assumptions Used to Estimate Fair Value of Options (Details) - Stock Option	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	6 years	6 years 3 days
Expected volatility	81.07%	71.23%
Risk-free rate	2.03%	0.89%
Dividend yield	0.00%	0.00%